JPMorgan Trust II

November 5, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of: the Funds listed in Appendix A File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Funds listed in Appendix A do not differ from those contained in Post-Effective Amendment No. 91 (Amendment No. 92 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on October 26, 2007.

Very truly yours,

/s/Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary

Appendix A

JPMorgan U.S. Equity Funds
JPMorgan Diversified Mid Cap Growth Fund
JPMorgan Diversified Mid Cap Value Fund
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Index Fund
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund

JPMorgan Investor Funds
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Balanced Fund
JPMorgan Investor Growth & Income Fund
JPMorgan Investor Growth Fund